Taxation	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Taxation	6. TAXATION
The Santander UK group’s effective tax rate for H122 was 23.5% (H121: 27.2%). The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the Half Year to

	30 June 2022	30 June 2021
	£m	£m
Profit from continuing operations before tax	993	751
Tax calculated at a tax rate of 19% (H121: 19%)	189	143
Bank surcharge on profits	70	49
Non-deductible preference dividends paid	5	6
Non-deductible UK Bank Levy	8	14
Non-deductible conduct remediation, fines and penalties	(1)	—
Other non-deductible costs and non-taxable income	6	12
Effect of change in tax rate on deferred tax provision	(22)	12
Tax relief on dividends in respect of other equity instruments	(22)	(32)
Tax on profit from continuing operations	233	204
Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year of 25.7% (H121: 25.6%) before including both the impact of the changes in the standard rate of corporation tax (substantively enacted in 2021) and the bank surcharge (substantively enacted in 2022). See Note 9 to the Consolidated Financial Statements in the 2021 Annual Report.